Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) $ / shares in Units, $ in Thousands				1 Months Ended											3 Months Ended	12 Months Ended
	Nov. 27, 2017 USD ($) vessel $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Jan. 02, 2015 USD ($) shares	Nov. 30, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($) vessel $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Jan. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Aug. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) vessel $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares						2,155,172
Offering Price (In dollars per share) | $ / shares						$ 2.32			$ 6.65	$ 6.99		$ 4.57
Gross Proceeds						$ 5,000										$ 5,000	$ 0	$ 0
Net Proceeds						5,000
Proceeds from equity offerings, net of offering costs																8,521	7,558	242,264
Class B
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price																		45,500
Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price																$ 13,521	$ 7,558	$ 246,032
Continuous Offering
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares																3,800,000	3,020,000
Gross Proceeds																$ 8,826	$ 7,747
Net Proceeds																$ 8,521	$ 7,558
Continuous Offering | Minimum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares																$ 2.26	$ 2.38	$ 6.04
Continuous Offering | Maximum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares																$ 2.41	$ 2.75	$ 7.70
Continuous Offering | Maximum | Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price						$ 80,000	$ 80,000	$ 80,000			$ 80,000
Over-Allotment Option | Class A
Subsidiary, Sale of Stock [Line Items]
Grant period for option to purchase common shares													30 days
Proceeds from equity offerings, net of offering costs			$ 13,700
Over-Allotment Option | Maximum | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares			3,000,000										3,000,000
Ship to Ship Transfer Business
Subsidiary, Sale of Stock [Line Items]
Gross Proceeds										$ 45,500
Net Proceeds										$ 45,500
Ship to Ship Transfer Business | Class B
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares										6,511,812
TIL
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares				$ 1.70
Gross Proceeds	$ 151,300			$ 151,262
Net Proceeds				$ 151,262
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares	$ 1.7
Percentage of voting interests acquired				88.70%
TIL | Suezmax Tankers
Subsidiary, Sale of Stock [Line Items]
Number of vessels | vessel	10
TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares	88,977,544			88,977,544
Purchase price consideration	$ 151,300			$ 151,300
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares	$ 1.70			$ 1.70
Principal Maritime Tankers | Suezmax Tankers
Subsidiary, Sale of Stock [Line Items]
Number of vessels | vessel									12									12
Principal Maritime Tankers | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares									7,200,000									7,200,000
Number of common shares issued, non cash consideration									$ 49,300									$ 49,300
Principal Maritime Tankers | Public Offering | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares									9,100,000
TTOL
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares		$ 1.88			$ 1.88
Gross Proceeds					$ 25,897
Net Proceeds					$ 25,897
Percentage of voting interests acquired		50.00%			50.00%
TTOL | Class B
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares					13,775,224
Purchase price consideration		$ 25,900			$ 25,900
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares		$ 1.88			$ 1.88
Conventional Tankers
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares									13,630,075			3,000,000
Gross Proceeds									$ 90,640			$ 13,716
Net Proceeds									$ 90,640			$ 13,685
Conventional Tankers | Continuous Offering
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares																		13,391,100
Gross Proceeds																		$ 94,594
Net Proceeds																		$ 92,439
Conventional Tankers | Principal Maritime Tankers
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares															7,180,083
Gross Proceeds															$ 49,268
Net Proceeds															$ 49,268
Conventional Tankers | Principal Maritime Tankers | Minimum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares															$ 6.12
Conventional Tankers | Principal Maritime Tankers | Maximum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares															$ 7.92
Teekay Corporation
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering						25.70%										28.80%	25.40%	25.90%
Percentage of voting power held by parent																54.10%	52.90%	53.60%
Teekay Corporation | Private Placement | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares						2,155,172
Offering Price (In dollars per share) | $ / shares						$ 2.32
Proceeds from equity offerings, net of offering costs						$ 5,000
Teekay Corporation | Ship to Ship Transfer Business
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering										28.30%
Teekay Corporation | Ship to Ship Transfer Business | Class B
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share) | $ / shares										$ 6.99
Purchase price consideration										$ 45,500
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares										$ 6.99
Teekay Corporation | TIL
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering				24.10%
Teekay Corporation | TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares	8,250,000
Teekay Corporation | Principal Maritime Tankers | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares																		4,500,000
Teekay Corporation | Principal Maritime Tankers | Class A | Suezmax Tankers
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares																		13,600,000
Net Proceeds																		$ 90,600
Teekay Corporation | Principal Maritime Tankers | Private Placement | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares									4,500,000
Offering Price (In dollars per share) | $ / shares									$ 6.65
Proceeds from equity offerings, net of offering costs									$ 30,000
Teekay Corporation | TTOL
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering					31.40%
Teekay Corporation | Conventional Tankers
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering									28.80%			25.50%
Teekay Corporation | Conventional Tankers | Principal Maritime Tankers
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering															26.20%
Entities Under Common Control | TTOL
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired		50.00%			50.00%
Entities Under Common Control | Teekay Corporation | TTOL
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired														50.00%		50.00%		50.00%
Entities Under Common Control | Teekay Corporation | TTOL | Class B
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued | shares		13,800,000												4,220,945
Offering Price (In dollars per share) | $ / shares														$ 4.03
Aggregate amount of shares issued at market price														$ 17,000